EQUITY (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Option Indexed to Issuers Equity [Line Items]
Balance - beginning of year	$ 76,260	$ 75,489
Addition to statutory reserves	(2,257)	771
Balance -end of period	$ 74,003	$ 76,260